Financial Risk Management - Exposure to Foreign Currency Risk Based on Notional Amounts (Detail)
€ in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, zł in Millions, $ in Millions, $ in Millions
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 VND (₫)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 PLN (zł)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 VND (₫)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 PLN (zł)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 2,602,560								₩ 1,558,696								₩ 751,662	₩ 889,839
Deposits in banks	758,089								1,163,763
Trade accounts and notes receivable	4,325,120								4,957,993
Non-trade receivable	150,554								134,161
Other assets denominated in foreign currencies	2,875,090								2,877,326
Other accounts payable	3,169,937								2,449,517
Borrowings	₩ 5,603,118								₩ 4,778,770
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents		¥ 6,940	$ 1,228	₫ 342,063	€ 3	¥ 152	zł 165	$ 16		¥ 3,785	$ 518	₫ 338,770	€ 1	¥ 308	zł 77	$ 36
Deposits in banks | ¥		750								500
Trade accounts and notes receivable		1,453	3,316			11				1,776	3,558			10
Non-trade receivable		136	62	13,405	9	1,340		2		199	52			2,434	2	12
Long-term non-trade receivable		596	1	1,882		206		7			2
Other assets denominated in foreign currencies		(2,843)	(1,345)	(102,398)		(14,898)				210	1	506		259		6
Trade accounts and notes payable										(2,567)	(1,204)			(14,940)
Other accounts payable		(2,403)	(285)	(2,138,370)	(8)	(14,653)	(4)	(11)		(771)	(397)	(665,869)	(2)	(9,836)	(5)	(7)
Borrowings		(3,263)	(1,500)							(3,264)	(1,251)
Net exposure		¥ 1,366	$ 1,477	₫ (1,883,418)	€ 4	¥ (27,842)	zł 161	$ 14		¥ (132)	$ 1,279	₫ (326,593)	€ (1)	¥ (21,765)	zł 74	$ 47